Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Net operating and capital loss carryforwards (tax effected) for federal income tax purposes	$ 179
Net operating and capital loss carryforwards (tax effected) for state income tax purposes	950
Net operating and capital loss carryforwards (tax effected) for foreign income tax purposes	$ 3,022
Expiration year of operating and capital loss carryforwards	Dec. 31, 2038
Expiration year for credit carryforwards	Dec. 31, 2038
Income Tax Contingency [Line Items]
IRS field examination of tax returns complete through year	2010
All audit periods prior to this year are closed for federal examination purposes	2003
Enactment of the Tax Cuts and Jobs Act, Total	$ 22,211
Enactment date and measurement period adjustments from the Act	(718)	$ (20,271)	$ 0
Net deposits to various taxing jurisdictions	2,115	3,058
Accrued interest and penalties included in unrecognized tax benefits balance at year end	2,588	1,333
Net interest and penalty expense (benefit) included in income tax expense	1,290	$ 107	$ 24
Federal [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	340
State [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 1,979
Period Start [Member]
Income Tax Contingency [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division	2003
Period End [Member]
Income Tax Contingency [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division	2010